Investment Accounted for Using the Equity Method and Put Right Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Investments Accounted For Using The Equity Method And Put Right Liabilities [Abstract]
Summary of Group Long term Investment Measured Under Equity method
The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule
4-08
of Regulation
S-X
(RMB in thousands).

	For the period from September 15, 2020 to December 31, 2020	For the year ended December 31, 2021
	I-Mab Hangzhou	I-Mab Hangzhou	Other equity investments
Operating data:
Revenue	271	5,660	—
Loss from operations	(85,945)	(295,186)	(3,513)
Net Loss	(85,945)	(290,586)	(3,513)

	As of December 31,	As of December 31,
	2020	2021
	I-Mab Hangzhou	I-Mab Hangzhou	Other equity investments
Balance sheet data:
Current assets	923,010	602,047	20,037
Non-current assets	810,623	1,207,132	40,000
Current liabilities	31,519	168,763	50
Non-current liabilities	10,933	176,436	—
Non-controlling interests	—	—	—

Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of December 31,		As of December 31,
	2020		2021
Expected terms (Year)		3.7		2.7
Estimated volatility		55.9%		34.5%
Spot price	US$	143,804	US$	171,134
Probability of triggering event for redemption option		65%		70%